Basis of Presentation and Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Summary of Significant Accounting Policies [Abstract]
Schedule of Basic and Diluted Net Income (Loss) Per Common Stock	Accretion associated with the redeemable Class A common stock is excluded from earnings per share as the redemption value approximates fair value.
	For The Three Months Ended June 30,				For the Six Months Ended June 30,
	2023		2022		2023		2022
	Class A	Class B	Class A	Class B	Class A	Class B	Class A	Class B
Basic and diluted net (loss) income per common stock

Numerator:
Allocation of net (loss) income	$(118,234)	$(33,774)	$32,346	$8,087	$907,401	$242,039	$(308,285)	$(77,071)

Denominator:
Basic and diluted weighted average common stock outstanding	25,161,508	7,187,500	28,750,000	7,187,500	26,945,841	7,187,500	28,750,000	7,187,500

Basic and diluted net (loss) income per common stock	$(0.00)	$(0.00)	$0.00	$0.00	$0.03	$0.03	$(0.01)	$(0.01)
Accretion associated with the redeemable Class A common stock is excluded from earnings per share as the redemption value approximates fair value.
	For The Year Ended December 31, 2022		For The Period From March 23, 2021 (inception) through December 31, 2021
	Class A	Class B	Class A	Class B
Basic and diluted net income (loss) per common stock:

Numerator:
Allocation of net income (loss)	$1,633,587	$408,397	$(121,953)	$(422,271)

Denominator:
Basic and diluted weighted average common stock outstanding(1)	28,750,000	7,187,500	1,822,183	6,309,419
Basic and diluted net income (loss) per common stock	$0.06	$0.06	$(0.07)	$(0.07)